Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

10. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2019	Dec 31, 2018
Less than 1 year	29,217	30,641
1 - 3 years	46,501	50,024
3 - 5 years	38,177	34,313
After 5 years	26,168	42,739
Total lease payments	140,063	157,717
Amounts representing interest	(23,309)	(24,583)
Present value of net lease payments	116,754	133,134
Current portion of lease obligations	(23,682)	(24,945)
Non-current portion of lease obligations	93,072	108,189

Total cash outflow	33,276	27,468
Interest on lease liabilities	6,984	7,185